11A. Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ZHEJIANG JIAHUAN
Software	¥ 591	¥ 591
Gross	591	591
Less: Accumulated amortisation	(349)	(83)
Net	242	508
Amortisation expense	266	83	¥ 0
Total	242	508
ZHEJIANG TIANLAN
Patents	2,400	2,400
Others	567	165
Gross	2,967	2,565
Less: Accumulated amortisation	(1,592)	(1,017)
Net	1,375	1,548
Amortisation expense	575	193	¥ 239
2017	172
2018	172
2019	172
2020	172
2021	172
Thereafter	515
Total	¥ 1,375	¥ 1,548